Empower Multi-Sector Bond Fund Expense Example - Empower Multi-Sector Bond Fund	Dec. 31, 2025 USD ($)
Institutional
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 56
Expense Example, with Redemption, 3 Years	178
Expense Example, with Redemption, 5 Years	312
Expense Example, with Redemption, 10 Years	700
Investor
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	92
Expense Example, with Redemption, 3 Years	293
Expense Example, with Redemption, 5 Years	512
Expense Example, with Redemption, 10 Years	$ 1,140